Acquisitions (Details) - Schedule of carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid - My Health Logic Inc. [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Consideration given up
Common shares	$ 7,774,000
Total consideration given up	7,774,000
Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$ 7,774,000